Net Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Net Revenue [Abstract]
Schedule of Revenue by Significant Category	Revenue by significant category are as follows:
	2023	2022	2021
Domestic sales	54,501,282	53,478,460	48,118,921
Export sales	18,416,841	19,135,450	16,923,785
NET REVENUE	72,918,123	72,613,910	65,042,706

Schedule of Trade Accounts Receivable and Contract Liabilities from Contracts with Customers	The following table provides information about trade accounts receivable and contract liabilities from contracts with customers:
	Note	2023	2022
Trade accounts receivable	4	3,390,856	3,878,125
Contract liabilities		(324,598)	(215,479)
Total customer contract revenue		3,066,258	3,662,646